Trade and other receivables (Tables)	12 Months Ended
Jul. 31, 2021
Receivables [Abstract]
Schedule of trade and other receivables

	2021	2020
	$m	$m
Current
Trade receivables	2,803	2,604
Less: provision for expected credit losses	(17)	(36)
Net trade receivables	2,786	2,568
Other receivables	146	139
Prepayments	399	335
	3,331	3,042
Non-current
Other receivables	428	377

Schedule of loss allowance for trade receivables by aging category
The loss allowance for trade receivables by aging category is as follows:

At July 31, 2021	Amounts not yet due	Less than six months past due	More than six months past due	Total
	$m	$m	$m	$m
Expected credit loss rate	0.3%	0.5%	100%
Gross trade receivables	1,820	977	6	2,803
Lifetime expected credit losses	(6)	(5)	(6)	(17)
Net trade receivables	1,814	972	—	2,786

At July 31, 2020	Amounts not yet due	Less than six months past due	More than six months past due	Total
	$m	$m	$m	$m
Expected credit loss rate	0.6%	1.1%	100%
Gross trade receivables	1,836	751	17	2,604
Lifetime expected credit losses	(11)	(8)	(17)	(36)
Net trade receivables	1,825	743	—	2,568